Long-Term Notes Receivable and Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of notes receivable and other non current assets [line items]
Impairment loss	$ 313,446,479	$ 121,295,334	$ 155,244,350
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Impairment loss	8,000
Promissory note before impairment	$ 4,917,970